KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2020 (UNAUDITED)

Number
of Shares			Value
		COMMON STOCKS - 99.6%

		Basic Materials - 2.7%
19,707		Innospec, Inc.	$1,522,366

		Communications - 10.0%
1,474		Alphabet, Inc. *	2,090,206
35,070		eBay, Inc.	1,839,422
15,350		Liberty SiriusXM Group - Class A *	529,882
30,880		Liberty SiriusXM Group - Class C *	1,063,816
			5,523,326
		Consumer Cyclical - 18.0%
2,342		AutoZone, Inc. *	2,642,057
24,219		Dollar Tree, Inc. *	2,244,617
93,411		Extended Stay America, Inc.	1,045,269
17,033		IAA, Inc. *	656,963
70,345		KAR Auction Services, Inc. *	967,947
22,963		Motorcar Parts of America, Inc. *	405,756
50,380		The Shyft Group, Inc.	848,399
16,843		Visteon Corp. *	1,153,745
			9,964,753
		Consumer Non Cyclical - 11.7%
7,149		BioTelemetry, Inc. *	323,063
17,586		Brink's Co.	800,339
29,261		Dentsply Sirona, Inc.	1,289,240
4,675		ICU Medical, Inc. *	861,649
8,770		IHS Markit Ltd.	662,135
6,425		WEX, Inc. *	1,060,189
12,423		Zimmer Biomet Holdings, Inc.	1,482,809
			6,479,424

		Energy - 1.7%
25,773		Marathon Petroleum Corp.	963,395

		Financial - 13.7%
9,800		Aon plc	1,887,480
35,211		Colliers International Group, Inc.	2,017,942
39,963		Heritage Insurance Holdings, Inc.	523,116
1,816		Markel Corp. *	1,676,477
31,424		Voya Financial, Inc.	1,465,930
			7,570,945

		Industrials - 24.1%
23,992		Arcosa, Inc.	1,012,462
9,654		Canadian Pacific Railway Ltd.	2,465,052
29,193		EMCOR Group, Inc.	1,930,825
6,865		L3Harris Technologies, Inc.	1,164,785
42,264		MasTec, Inc. *	1,896,386
19,485		Republic Services, Inc.	1,598,744
26,432		Stericycle, Inc. *	1,479,663
23,144		XPO Logistics, Inc. *	1,787,874
			13,335,791
		Technology - 15.0%
4,908		Broadcom, Inc.	1,549,014
33,325		Cognizant Technology Solutions Corp. - Class A	1,893,527
1,964		Constellation Software, Inc.	2,217,587
44,648		NCR Corp. *	773,303
33,582		SS&C Technologies Holdings, Inc.	1,896,711
			8,330,142
		Utilities - 2.7%
79,769		Vistra Energy Corp.	1,485,299

		TOTAL COMMON STOCKS (Cost $38,273,484)	55,175,441

Number
of Shares
		SHORT-TERM INVESTMENT - 0.4%

212,192		First American Government Obligations Fund - Class X, 0.09% **	212,192
		(Cost $212,192)

		Total Investments (Cost $38,485,676) - 100.0%	55,387,633

		Other Assets and Liabilities, Net - 0.0%	(14,058)

		TOTAL NET ASSETS - 100.0%	$55,373,575

	*	Non-income producing security.
	**	Rate in effect as of June 30, 2020.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,175,441	$-	$-	$55,175,441
Short-Term Investment	212,192	-	-	212,192
Total Investments	$55,387,633	$-	$-	$55,387,633

Refer to the Schedule of Investments for industry classifications.